STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Automobiles & Components - .8%
Gentherm, Inc.	35,850	[a]	1,970,316
Stoneridge, Inc.	102,711	[a]	1,680,352
Visteon Corp.	6,284	[a]	839,417
			4,490,085
Banks - 5.9%
BankUnited, Inc.	104,825		1,983,289
Banner Corp.	13,451		582,025
Capstar Financial Holdings, Inc.	41,414		499,039
Central Pacific Financial Corp.	29,328		428,482
Columbia Banking System, Inc.	133,224		2,668,477
CVB Financial Corp.	24,369		292,672
First Bancorp	23,899	[b]	719,360
First Bancorp/Puerto Rico	352,093		3,929,358
First Hawaiian, Inc.	29,849		492,210
First Interstate BancSystem, Inc., Cl. A	91,009		2,006,748
First Merchants Corp.	61,672		1,631,224
HarborOne Bancorp, Inc.	54,751		448,958
Heritage Commerce Corp.	91,243		664,249
Heritage Financial Corp.	46,756		764,461
National Bank Holdings Corp., Cl. A	40,448		1,210,609
Seacoast Banking Corp. of Florida	89,051		1,841,575
SouthState Corp.	22,903		1,431,896
Synovus Financial Corp.	84,814		2,297,611
Texas Capital Bancshares, Inc.	100,317	[a]	4,744,994
UMB Financial Corp.	32,955		1,866,571
United Community Banks, Inc.	71,109		1,607,774
Webster Financial Corp.	47,401		1,685,106
			33,796,688
Capital Goods - 12.0%
AerCap Holdings NV	23,175	[a]	1,322,829
AeroVironment, Inc.	21,724	[a]	2,029,239
Armstrong World Industries, Inc.	27,012		1,686,629
Astec Industries, Inc.	29,104		1,072,773
BWX Technologies, Inc.	62,747		3,784,899
Construction Partners, Inc., Cl. A	175,628	[a]	4,859,627
Curtiss-Wright Corp.	12,298		1,943,822
Dycom Industries, Inc.	16,419	[a]	1,665,379
EMCOR Group, Inc.	19,893		3,279,162
Energy Recovery, Inc.	65,943	[a]	1,570,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Capital Goods - 12.0% (continued)
EnerSys	51,901		5,048,410
EnPro Industries, Inc.	11,313		1,143,518
Flowserve Corp.	117,014		3,808,806
Fluor Corp.	344,979	[a,b]	9,162,642
Gibraltar Industries, Inc.	25,026	[a]	1,308,860
GrafTech International Ltd.	37,695	[b]	161,712
Granite Construction, Inc.	48,121		1,741,499
Hyster-Yale Materials Handling, Inc.	6,210		290,380
Kratos Defense & Security Solutions, Inc.	39,451	[a]	518,386
Lindsay Corp.	8,758		1,031,692
Matrix Service Co.	281,157	[a]	1,521,059
MDU Resources Group, Inc.	65,259		1,904,258
Mercury Systems, Inc.	85,676	[a]	3,477,589
MSC Industrial Direct Co., Inc., Cl. A	21,159		1,902,617
Proto Labs, Inc.	30,027	[a]	923,630
SiteOne Landscape Supply, Inc.	22,942	[a]	3,163,472
Spirit AeroSystems Holdings, Inc., Cl. A	143,818	[b]	3,824,121
Terex Corp.	2,265		105,028
The AZEK Company, Inc.	117,663	[a]	2,735,665
Titan Machinery, Inc.	61,982	[a]	1,565,045
Wabash National Corp.	4,648		108,996
Zurn Elkay Water Solutions Corp.	30,215		680,140
			69,341,987
Commercial & Professional Services - 2.3%
CACI International, Inc., Cl. A	13,158	[a]	3,937,137
Huron Consulting Group, Inc.	5,278	[a]	428,996
KBR, Inc.	71,290		4,207,536
Korn Ferry	23,502		1,104,594
Li-Cycle Holdings Corp.	109,688	[a,b]	517,727
The Brink's Company	47,675		3,171,818
			13,367,808
Consumer Discretionary Distribution & Retail - 4.1%
American Eagle Outfitters, Inc.	91,086		926,345
Citi Trends, Inc.	83,620	[a]	1,222,524
Designer Brands, Inc., Cl. A	158,469	[b]	993,601
Farfetch Ltd., Cl. A	303,790	[a]	1,497,685
Funko, Inc., Cl. A	28,831	[a,b]	351,738
Leslie's, Inc.	126,866	[a]	1,202,690
National Vision Holdings, Inc.	58,997	[a]	1,489,674
Ollie's Bargain Outlet Holdings, Inc.	189,061	[a]	10,421,042
RH	5,518	[a,b]	1,351,800
Urban Outfitters, Inc.	58,374	[a]	1,799,087
Warby Parker, Inc., Cl. A	191,613	[a,b]	2,109,659
			23,365,845

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Consumer Durables & Apparel - 3.0%
Capri Holdings Ltd.	33,518	[a,b]	1,176,482
Cavco Industries, Inc.	5,800	[a]	1,444,084
GoPro, Inc., Cl. A	556,436	[a]	2,337,031
Meritage Homes Corp.	13,724		1,582,789
Oxford Industries, Inc.	1,314		131,321
Peloton Interactive, Inc., Cl. A	314,027	[a]	2,286,117
Skechers USA, Inc., Cl. A	38,451	[a]	1,975,228
Sonos, Inc.	55,918	[a,b]	812,488
The Lovesac Company	31,984	[a]	674,223
Toll Brothers, Inc.	28,804		1,950,031
Topgolf Callaway Brands Corp.	170,945	[a]	2,918,031
			17,287,825
Consumer Services - 4.0%
Bloomin' Brands, Inc.	131,209		3,134,583
Bright Horizons Family Solutions, Inc.	22,848	[a]	1,955,789
Chuy's Holdings, Inc.	13,124	[a]	483,488
El Pollo Loco Holdings, Inc.	43,819	[a]	400,506
European Wax Center, Inc., Cl. A	70,798	[a,b]	1,226,929
Genius Sports Ltd.	1,202,823	[a]	6,880,148
Monarch Casino & Resort, Inc.	5,767		374,221
Papa John's International, Inc.	24,715	[b]	1,732,769
Planet Fitness, Inc., Cl. A	69,960	[a]	4,473,242
Six Flags Entertainment Corp.	87,537	[a]	2,236,570
			22,898,245
Consumer Staples Distribution - 1.4%
Grocery Outlet Holding Corp.	144,544	[a]	4,151,304
The Chefs' Warehouse, Inc.	134,962	[a]	4,198,668
			8,349,972
Energy - 6.9%
Cactus, Inc., Cl. A	139,258		4,397,768
ChampionX Corp.	48,994		1,237,588
CNX Resources Corp.	292,078	[a,b]	4,512,605
Comstock Resources, Inc.	98,994	[b]	922,624
Dril-Quip, Inc.	130,481	[a]	2,916,250
EQT Corp.	145,400		5,055,558
Expro Group Holdings NV	139,074	[a]	2,307,238
Frontline PLC	158,288		2,236,609
Helix Energy Solutions Group, Inc.	151,112	[a]	948,983
Liberty Energy, Inc.	37,422		439,334
PBF Energy, Inc., Cl. A	189,233		6,965,667
Transocean Ltd.	335,401	[a]	1,918,494
Viper Energy Partners LP	220,302		5,679,386
			39,538,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Equity Real Estate Investment - 3.5%
Agree Realty Corp.	32,983	[c]	2,127,074
EPR Properties	59,098	[c]	2,464,978
Equity Commonwealth	122,123	[c]	2,497,415
Highwoods Properties, Inc.	19,345	[c]	400,055
Pebblebrook Hotel Trust	160,637	[b,c]	2,178,238
Physicians Realty Trust	179,469	[c]	2,451,546
Potlatchdeltic Corp.	45,959	[b,c]	2,138,472
Rayonier, Inc.	25,331	[c]	742,705
Ryman Hospitality Properties, Inc.	1,136	[c]	104,205
STAG Industrial, Inc.	51,238	[b,c]	1,783,082
Sunstone Hotel Investors, Inc.	157,411	[c]	1,553,647
Terreno Realty Corp.	18,561	[c]	1,138,346
Urban Edge Properties	62,379	[c]	831,512
			20,411,275
Financial Services - 4.4%
AvidXchange Holdings, Inc.	221,926	[a]	2,150,463
Bread Financial Holdings, Inc.	12,888		363,184
Cannae Holdings, Inc.	66,738	[a]	1,311,402
Cohen & Steers, Inc.	17,143		932,751
Essent Group Ltd.	162,002		7,155,628
Euronet Worldwide, Inc.	13,823	[a]	1,539,882
Federated Hermes, Inc.	52,451		1,805,888
Flywire Corp.	6,901	[a]	207,306
MarketWise, Inc.	117,093		264,630
PJT Partners, Inc., Cl. A	54,779		3,692,105
PRA Group, Inc.	134,705	[a]	2,518,983
PROG Holdings, Inc.	58,376	[a]	1,904,809
WisdomTree, Inc.	196,365		1,335,282
			25,182,313
Food, Beverage & Tobacco - 1.7%
Fresh Del Monte Produce, Inc.	47,922		1,263,224
Freshpet, Inc.	59,258	[a,b]	3,541,258
J&J Snack Foods Corp.	10,823		1,666,201
Mission Produce, Inc.	17,592	[a]	214,622
The Boston Beer Company, Inc., Cl. A	5,428	[a]	1,831,950
The Simply Good Foods Company	28,826	[a]	1,043,213
			9,560,468
Health Care Equipment & Services - 10.9%
Acadia Healthcare Co., Inc.	51,880	[a]	3,664,284
AtriCure, Inc.	38,462	[a]	1,729,636
CONMED Corp.	23,514	[b]	2,852,248
Embecta Corp.	27,585		763,277
Encompass Health Corp.	35,921		2,227,820
Evolent Health, Inc., Cl. A	178,928	[a]	5,213,962

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Health Care Equipment & Services - 10.9% (continued)
Figs, Inc., Cl. A	129,140	[a]	1,064,114
Globus Medical, Inc., Cl. A	71,948	[a]	3,894,545
Health Catalyst, Inc.	63,724	[a]	717,532
Inspire Medical Systems, Inc.	6,214	[a]	1,817,533
iRhythm Technologies, Inc.	16,958	[a]	1,937,791
Merit Medical Systems, Inc.	6,857	[a]	565,017
ModivCare, Inc.	36,358	[a]	1,633,565
Omnicell, Inc.	89,098	[a]	6,541,575
Outset Medical, Inc.	76,477	[a]	1,593,016
Privia Health Group, Inc.	319,063	[a]	7,960,622
R1 RCM, Inc.	593,416	[a]	9,643,010
Select Medical Holdings Corp.	129,554		3,545,893
TransMedics Group, Inc.	74,166	[a]	5,388,902
			62,754,342
Household & Personal Products - 1.5%
Inter Parfums, Inc.	32,085		4,029,876
Spectrum Brands Holdings, Inc.	62,978		4,547,641
			8,577,517
Insurance - 1.5%
BRP Group, Inc., Cl. A	151,289	[a]	3,034,857
Palomar Holdings, Inc.	27,129	[a]	1,482,871
Selective Insurance Group, Inc.	19,221		1,859,247
The Hanover Insurance Group, Inc.	21,684		2,416,899
			8,793,874
Materials - 4.3%
Alamos Gold, Inc., Cl. A	713,072		8,799,308
Carpenter Technology Corp.	46,065		2,101,025
Constellium SE	140,976	[a]	2,100,542
Hecla Mining Co.	200,464		1,068,473
Largo, Inc.	235,710	[a,b]	890,984
Livent Corp.	70,384	[a,b]	1,622,351
Materion Corp.	19,946		2,001,382
MP Materials Corp.	45,638	[a]	945,619
Royal Gold, Inc.	18,432		2,282,619
Schnitzer Steel Industries, Inc., Cl. A	37,092		1,020,401
Tronox Holdings PLC	197,198		2,098,187
			24,930,891
Media & Entertainment - 3.6%
Eventbrite, Inc., Cl. A	432,381	[a]	3,139,086
IMAX Corp.	84,425	[a]	1,463,929
John Wiley & Sons, Inc., Cl. A	22,703		817,308
Lions Gate Entertainment Corp., Cl. A	163,660	[a,b]	1,685,698
Lions Gate Entertainment Corp., Cl. B	175,317	[a]	1,698,822
Magnite, Inc.	504,067	[a]	5,988,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Media & Entertainment - 3.6% (continued)
Manchester United PLC, Cl. A	93,069	[a]	1,798,093
Scholastic Corp.	36,039		1,530,937
Stagwell, Inc.	18,682	[a]	115,828
TEGNA, Inc.	108,093		1,674,361
Ziff Davis, Inc.	12,876	[a]	760,199
			20,672,577
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
10X Genomics, Inc., CI. A	18,783	[a]	985,356
Alkermes PLC	319,542	[a]	9,244,350
Ascendis Pharma A/S, ADR	12,213	[a,b]	1,062,165
Beam Therapeutics, Inc.	16,823	[a,b]	536,654
Crinetics Pharmaceuticals, Inc.	75,156	[a]	1,640,655
Cytokinetics, Inc.	25,416	[a]	957,929
Denali Therapeutics, Inc.	156,159	[a]	4,719,125
ImmunoGen, Inc.	63,250	[a]	862,730
Insmed, Inc.	171,603	[a]	3,265,605
Karuna Therapeutics, Inc.	6,923	[a]	1,568,406
Keros Therapeutics, Inc.	6,673	[a]	319,370
MeiraGTx Holdings PLC	31,452	[a]	216,390
Pacific Biosciences of California, Inc.	179,550	[a,b]	2,222,829
Prothena Corp. PLC	15,713	[a]	1,043,815
PTC Therapeutics, Inc.	43,786	[a]	1,837,698
Sarepta Therapeutics, Inc.	34,216	[a]	4,229,098
Twist Bioscience Corp.	54,836	[a]	830,765
Ultragenyx Pharmaceutical, Inc.	15,191	[a]	749,828
Xenon Pharmaceuticals, Inc.	93,653	[a]	3,608,450
			39,901,218
Real Estate Management & Development - .5%
Colliers International Group, Inc.	24,463		2,275,059
Douglas Elliman, Inc.	126,661		368,583
Newmark Group, Inc., Cl. A	23,280		133,162
			2,776,804
Semiconductors & Semiconductor Equipment - 2.1%
Diodes, Inc.	3,477	[a]	312,374
MaxLinear, Inc.	118,193	[a]	3,452,417
MKS Instruments, Inc.	26,591		2,587,570
Power Integrations, Inc.	31,774		2,745,274
SkyWater Technology, Inc.	43,680	[a]	447,720
Synaptics, Inc.	32,843	[a]	2,825,812
			12,371,167
Software & Services - 5.4%
A10 Networks, Inc.	83,072		1,236,942
DoubleVerify Holdings, Inc.	166,822	[a]	5,817,083
Edgio, Inc.	1,034,671	[a]	533,062

Description		Shares		Value ($)
Common Stocks - 94.9% (continued)
Software & Services - 5.4% (continued)
Everbridge, Inc.		24,094	[a]	578,738
HubSpot, Inc.		10,785	[a]	5,586,522
JFrog Ltd.		226,163	[a]	5,509,331
nCino, Inc.		18,960	[a,b]	521,210
Progress Software Corp.		48,328	[b]	2,899,680
Twilio, Inc., Cl. A		40,324	[a]	2,807,357
Zuora, Inc., Cl. A		541,951	[a]	5,847,651
				31,337,576
Technology Hardware & Equipment - 3.6%
ADTRAN Holdings, Inc.		300,106		2,673,944
Calix, Inc.		58,005	[a]	2,703,613
Corsair Gaming, Inc.		86,009	[a,b]	1,696,097
Itron, Inc.		78,813	[a]	5,338,004
Knowles Corp.		90,136	[a]	1,620,645
Lumentum Holdings, Inc.		54,675	[a]	2,892,307
nLight, Inc.		166,691	[a]	2,410,352
Ondas Holdings, Inc.		71,646	[a,b]	62,139
Plexus Corp.		14,264	[a]	1,293,459
				20,690,560
Telecommunication Services - .1%
Bandwidth, Inc., Cl. A		33,308	[a]	396,365
Transportation - 1.0%
Alaska Air Group, Inc.		36,350	[a]	1,633,205
SkyWest, Inc.		144,644	[a,b]	4,326,302
				5,959,507
Utilities - 3.5%
Atlantica Sustainable Infrastructure PLC		47,188		1,140,534
Avista Corp.		36,216		1,497,532
Chesapeake Utilities Corp.		15,354		1,960,706
Clearway Energy, Inc., Cl. C		167,205		4,803,800
NextEra Energy Partners LP		90,686		5,433,905
NorthWestern Corp.		32,273		1,826,329
Portland General Electric Co.		41,852		2,039,448
Southwest Gas Holdings, Inc.		28,564		1,671,851
				20,374,105
Total Common Stocks (cost $504,924,450)				547,127,118
	1-Day Yield (%)
Investment Companies - 5.2%
Registered Investment Companies - 5.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,900,060)	5.19	29,900,060	[d]	29,900,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,222,630)	5.19	4,222,630	[d]	4,222,630
Total Investments (cost $539,047,140)		100.8%		581,249,808
Liabilities, Less Cash and Receivables		(.8%)		(4,450,580)
Net Assets		100.0%		576,799,228

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $22,558,430 and the value of the collateral was $23,782,202, consisting of cash collateral of $4,222,630 and U.S. Government & Agency securities valued at $19,559,572. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	547,127,118	-	-	547,127,118
Investment Companies	34,122,690	-	-	34,122,690

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $42,202,668, consisting of $97,598,985 gross unrealized appreciation and $55,396,317 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.